Taxes (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022	Dec. 31, 2024 USD ($)
Taxes [Line Items]
Proceeds from Income Tax Refund, State and Local (in Dollars)	$ 2
Net profit (in Dollars)	$ 2
Income tax rate	8.25%
Statutory income tax rate	25.00%	25.00%	25.00%
Corporate income tax, description	On January 17, 2019, the State Taxation Administration issues the notice on the scope of small-scale and low-profit corporate income tax preferential policies of the Ministry of Finance and the State Administration of Taxation, 2019 No. 13 for small-scale and low-profit enterprises whose annual taxable income is less than RMB 1,000,000 (including RMB1,000,000), their income is reduced by 25% to the taxable income, and enterprise income tax is paid at 20% tax rate, which is essentially resulting in a favorable income tax rate of 5%. While the portion of annual taxable income exceeding RMB 1,000,000, but not more than RMB 3,000,000, which is essentially resulting in a favorable income tax rate of 10%. The qualifications of small-scale and low-profit enterprises were examined annually by the Tax Bureau. Tiancheng Jinhui was eligible to enjoy a preferential tax rate of 10% for the year ended December 31, 2024.
VAT rate	6.00%
Collection rate	3.00%
Reduced rate	1.00%
Hong Kong [Member]
Taxes [Line Items]
Applicable tax rate	16.50%
PRC [Member]
Taxes [Line Items]
Net operating loss (in Dollars)		$ 1,241,632		$ 2,688,670
Expire date	Dec. 31, 2028	Dec. 31, 2027